CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 83,922	$ 77,050	$ 77,824	$ 107,773
Short-term investments	479
Accounts receivable, net of allowances for doubtful accounts of $2,339 and $4,564, respectively	18,329	17,936
Inventories	22,577	17,470
Deferred costs	19,319	25,499
Prepaid and other current assets	6,995	11,388
Short-term restricted cash	11,397	12,264
Total current assets	163,018	161,607
Property, plant and equipment, net	1,610	1,510
Long-term investments	7,753	19,521
Long-term deferred costs	276	332
Long-term deferred tax assets	2,049	11,193
Other long-term assets	3,997	4,216
Total assets	178,703	198,379
Current liabilities:
Accounts payable	22,480	16,400
Income taxes payable	8,140	9,906
Customer advances	29,046	30,976
Deferred revenue	10,779	16,965
Deferred tax liabilities		9,779
Other current liabilities	16,723	13,763
Total current liabilities	87,168	97,789
Long-term deferred revenue	3,813	8,554
Other long-term liabilities	4,981	8,259
Total liabilities	95,962	114,602
Commitments and contingencies (Note 8)
Shareholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 39,009 and 38,465 shares issued at December 31, 2016 and December 31, 2015, respectively; 35,225 and 36,735 shares outstanding at December 31, 2016 and December 31, 2015, respectively	122	122
Additional paid-in capital	1,262,005	1,259,767
Treasury stock, at cost: 3,784 and 1,730 shares at December 31, 2016 and December 31, 2015, respectively	(8,234)	(4,138)
Accumulated deficit	(1,233,154)	(1,233,444)
Accumulated other comprehensive income	62,002	61,470
Shareholders' equity	82,741	83,777
Total liabilities and equity	$ 178,703	$ 198,379